Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	General Municipal Money Market Funds, Inc.
Entity Central Index Key	0000703153
Document Period End Date	May 31, 2024
Wealth Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus National Municipal Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GTMXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus National Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	GBMXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Premier Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus National Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMHXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
General Municipal Money Market Funds, Inc. | Wealth Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$26	0.51%*

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 663,000,000
Holdings Count	144
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
General Municipal Money Market Funds, Inc. | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.99%	[2],[3]
Net Assets	$ 663,000,000
Holdings Count	144
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
General Municipal Money Market Funds, Inc. | Premier Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.30%*

*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 663,000,000
Holdings Count	144
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	Annualized
[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]	Annualized
[4]	Annualized